Income Taxes - Schedule of Reconciliation Between Tax Expenses and Accounting (Loss)/Profit at Applicable Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Reconciliation Between Tax Expenses and Accounting (Loss)/Profit at Applicable Tax Rates [Abstract]
(Loss)/profit before income taxes	RM 6,345,785	$ 1,419,797	RM 5,110,267	RM (289,865)
Notional tax on (loss)/profit before taxation, calculated at the rates applicable to the respective tax jurisdictions	1,522,988	340,751	1,226,464	(69,568)
Effect of preferential tax rate (note 17(a)(2))				20,291
Effect of tax rates in foreign jurisdictions	1,064,667	238,207	135,602
Non-deductible expenses	20,016	4,479	8,777	9,964
Tax effect on capital allowance			(14,961)	3,167
Unrecognized cost				36,146
Under provision of tax in prior years	225,946	50,553
Tax expenses for the year	RM 2,833,617	$ 633,990	RM 1,355,882